TANGIBLE FIXED ASSETS - Property, Plant and Equipment Impairments and Loss on Sale of Subsidiary (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds	£ 10,028	£ 704
Cash generating units (CGU)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	£ 15,000
Mining And Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for used equipment (in %)	15.00%
Pre-tax discount rate (in %)	23.28%
Impairment	£ 24,000
Mining And Computer Equipment | Cash generating units (CGU)
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate (in %)	23.00%
Impairment	£ 5,800
Terminal growth rate	3.00%
Mining And Computer Equipment | Hashprice
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of change in actuarial assumption (in %)	5.00%
Impact on impairment due to change in actuarial assumption	£ 6,100
Mining And Computer Equipment | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of change in actuarial assumption (in %)	1.00%
Impact on impairment due to change in actuarial assumption	£ 1,100
Chips
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds	10,028
Loss on disposal of fixed assets	£ 18,779